Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

January 31, 2020

TIE-QTLY-0320
1.863104.112

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.7%
Beacon Lighting Group Ltd.	15,420	$11,201
Commonwealth Bank of Australia	7,256	410,817
CSL Ltd.	4,704	967,465
Imdex Ltd.	12,611	12,190
Macquarie Group Ltd.	2,996	286,269

TOTAL AUSTRALIA		1,687,942

Austria - 0.2%
Erste Group Bank AG	6,400	235,367
Bailiwick of Jersey - 0.9%
Experian PLC	14,200	494,273
Glencore Xstrata PLC	85,400	249,761
Integrated Diagnostics Holdings PLC (a)	7,500	33,000
WPP PLC	11,900	147,959

TOTAL BAILIWICK OF JERSEY		924,993

Belgium - 0.7%
Barco NV	310	77,184
KBC Ancora	961	47,940
KBC Groep NV	7,712	566,721

TOTAL BELGIUM		691,845

Brazil - 1.5%
BM&F BOVESPA SA	18,400	207,089
IRB Brasil Resseguros SA	47,600	498,274
Natura & Co. Holding SA	27,800	308,860
Suzano Papel e Celulose SA	56,100	519,658

TOTAL BRAZIL		1,533,881

Canada - 6.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	27,198	908,998
Canadian National Railway Co.	7,236	676,195
Canadian Pacific Railway Ltd.	4,616	1,226,201
Constellation Software, Inc.	672	706,352
Franco-Nevada Corp.	5,934	674,514
McCoy Global, Inc. (b)	7,000	2,698
New Look Vision Group, Inc.	1,300	31,395
Nutrien Ltd.	8,506	363,083
Pason Systems, Inc.	14,145	141,087
PrairieSky Royalty Ltd.	13,258	145,363
Richelieu Hardware Ltd.	1,100	24,279
ShawCor Ltd. Class A	800	6,359
Suncor Energy, Inc.	12,294	375,769
The Toronto-Dominion Bank	17,000	939,535
Waste Connection, Inc. (Canada)	2,100	202,399

TOTAL CANADA		6,424,227

Cayman Islands - 5.0%
Airtac International Group	30,000	450,921
Alibaba Group Holding Ltd.	1,400	35,582
Alibaba Group Holding Ltd. sponsored ADR (b)	4,300	888,337
Baidu.com, Inc. sponsored ADR (b)	4,100	506,596
JD.com, Inc. sponsored ADR (b)	8,132	306,495
Li Ning Co. Ltd.	167,500	489,163
Meituan Dianping Class B (b)	24,000	303,836
Tencent Holdings Ltd.	43,100	2,055,448

TOTAL CAYMAN ISLANDS		5,036,378

China - 5.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	52,850	282,782
C&S Paper Co. Ltd. (A Shares)	149,700	274,462
China Life Insurance Co. Ltd. (H Shares)	191,000	456,115
China Merchants Bank Co. Ltd. (H Shares)	162,000	781,093
China Petroleum & Chemical Corp. (H Shares)	598,000	314,920
Haier Smart Home Co. Ltd. (A Shares)	390,300	1,018,620
Industrial & Commercial Bank of China Ltd. (H Shares)	1,505,000	998,979
Ping An Insurance Group Co. of China Ltd. (H Shares)	12,000	135,694
Shenzhen Inovance Technology Co. Ltd. (A Shares)	136,800	565,254
Yantai Jereh Oilfield Services (A Shares)	56,300	290,595
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	14,080	41,364

TOTAL CHINA		5,159,878

Denmark - 0.4%
A.P. Moller - Maersk A/S Series B	121	144,687
Ambu A/S Series B	1,200	21,995
Jyske Bank A/S (Reg.)	454	17,303
Netcompany Group A/S (a)(b)	1,160	52,647
ORSTED A/S (a)	1,100	120,156
SimCorp A/S	500	55,544
Spar Nord Bank A/S	2,731	26,467

TOTAL DENMARK		438,799

Finland - 0.3%
Sampo Oyj (A Shares)	4,453	201,575
Tikkurila Oyj	4,880	83,672

TOTAL FINLAND		285,247

France - 6.7%
ALTEN	600	74,262
Atos Origin SA	2,329	194,085
AXA SA	23,106	614,425
Bouygues SA	4,579	181,449
Capgemini SA	1,702	212,072
Edenred SA	6,400	346,308
Elis SA	6,451	125,990
Laurent-Perrier Group SA	259	23,554
Legrand SA	3,900	313,151
LVMH Moet Hennessy Louis Vuitton SE	1,700	740,303
Natixis SA	30,600	129,741
Safran SA	3,600	582,717
Sanofi SA	5,728	552,399
Societe Generale Series A	9,829	318,064
SR Teleperformance SA	1,100	276,686
Thales SA	1,300	143,052
Total SA	18,015	877,164
Vetoquinol SA	600	38,595
VINCI SA	5,100	566,747
Vivendi SA	9,352	256,807
Worldline SA (a)(b)	1,758	124,294

TOTAL FRANCE		6,691,865

Germany - 6.9%
Bayer AG	6,675	535,706
CompuGroup Medical AG	1,496	98,719
CTS Eventim AG	862	53,775
Deutsche Borse AG	2,200	358,789
DIC Asset AG	1,300	24,366
Hannover Reuck SE	2,000	389,277
HeidelbergCement Finance AG	4,400	299,035
Infineon Technologies AG	8,900	191,198
Linde PLC	5,652	1,153,690
MTU Aero Engines Holdings AG	2,050	623,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,100	324,874
Nexus AG	1,420	54,017
Rheinmetall AG	1,600	171,628
SAP SE	10,033	1,306,611
Siemens AG	4,900	604,357
Vonovia SE	11,615	663,918
WashTec AG	350	19,758

TOTAL GERMANY		6,873,581

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	500	10,647
Hong Kong - 2.4%
AIA Group Ltd.	99,200	982,968
China Resources Beer Holdings Co. Ltd.	140,000	647,743
CNOOC Ltd. sponsored ADR	2,218	334,918
Hong Kong Exchanges and Clearing Ltd.	12,400	407,432

TOTAL HONG KONG		2,373,061

Hungary - 0.3%
Richter Gedeon PLC	12,600	270,886
India - 2.0%
Axis Bank Ltd.	13,200	134,365
Embassy Office Parks (REIT)	5,600	32,452
Housing Development Finance Corp. Ltd.	24,894	838,997
Jyothy Laboratories Ltd.	5,588	12,052
Larsen & Toubro Ltd.	15,700	299,903
Shree Cement Ltd.	1,321	424,352
Solar Industries India Ltd. (b)	15,200	269,630

TOTAL INDIA		2,011,751

Indonesia - 0.4%
PT Bank Mandiri (Persero) Tbk	511,600	279,740
PT Bank Rakyat Indonesia Tbk	504,500	164,015

TOTAL INDONESIA		443,755

Ireland - 0.9%
CRH PLC	9,518	357,371
CRH PLC sponsored ADR	13,529	508,555
FBD Holdings PLC	1,972	18,984

TOTAL IRELAND		884,910

Israel - 0.7%
Azrieli Group	232	17,144
Elbit Systems Ltd. (Israel)	3,463	531,874
Ituran Location & Control Ltd.	2,161	55,062
Strauss Group Ltd.	2,059	60,622
Tel Aviv Stock Exchange Ltd.	7,200	25,831

TOTAL ISRAEL		690,533

Italy - 1.7%
Assicurazioni Generali SpA	13,900	271,241
Enel SpA	80,300	699,921
Interpump Group SpA	8,491	239,755
Intesa Sanpaolo SpA	103,500	257,044
Mediobanca SpA	20,934	209,230

TOTAL ITALY		1,677,191

Japan - 14.2%
Ai Holdings Corp.	1,100	18,705
Aoki Super Co. Ltd.	1,000	24,005
Artnature, Inc.	2,000	14,308
Aucnet, Inc.	1,300	14,225
Azbil Corp.	14,300	385,624
Broadleaf Co. Ltd.	7,600	42,003
Central Automotive Products Ltd.	1,000	24,287
Coca-Cola West Co. Ltd.	900	23,689
Daiichikosho Co. Ltd.	1,400	68,008
Daikokutenbussan Co. Ltd.	700	22,855
DENSO Corp.	7,200	295,360
Fanuc Corp.	3,500	637,455
Funai Soken Holdings, Inc.	1,250	31,431
GCA Savvian Group Corp.	1,800	15,216
Goldcrest Co. Ltd.	2,760	47,445
Hitachi High-Technologies Corp.	3,000	214,500
Hoya Corp.	9,700	928,343
Ibiden Co. Ltd.	3,600	82,923
Idemitsu Kosan Co. Ltd.	6,700	167,220
Itochu Corp.	17,300	404,145
Kao Corp.	3,000	239,272
Keyence Corp.	2,984	1,003,093
Kobayashi Pharmaceutical Co. Ltd.	550	44,285
Koshidaka Holdings Co. Ltd.	6,000	84,690
Kusuri No Aoki Holdings Co. Ltd.	600	36,127
Lasertec Corp.	3,100	151,764
Medikit Co. Ltd.	600	42,213
Minebea Mitsumi, Inc.	16,600	322,472
Miroku Jyoho Service Co., Ltd.	800	22,082
Misumi Group, Inc.	19,700	488,822
Mitsubishi Estate Co. Ltd.	8,700	170,385
Mitsubishi UFJ Financial Group, Inc.	92,600	475,466
Mitsuboshi Belting Ltd.	1,500	25,592
Mitsui Fudosan Co. Ltd.	6,500	172,156
Nabtesco Corp.	6,200	177,659
Nagaileben Co. Ltd.	2,900	62,320
Nihon Parkerizing Co. Ltd.	7,600	78,823
NS Tool Co. Ltd.	1,200	31,002
OBIC Co. Ltd.	3,100	422,411
Oracle Corp. Japan	2,200	190,427
ORIX Corp.	23,300	393,594
OSG Corp.	11,900	200,317
Paramount Bed Holdings Co. Ltd.	1,500	62,094
ProNexus, Inc.	2,000	21,831
Recruit Holdings Co. Ltd.	16,000	623,621
San-Ai Oil Co. Ltd.	5,000	49,911
Shin-Etsu Chemical Co. Ltd.	3,500	400,273
Shinsei Bank Ltd.	15,600	238,855
SHO-BOND Holdings Co. Ltd.	6,480	264,559
Shoei Co. Ltd.	2,000	90,959
SK Kaken Co. Ltd.	120	52,282
SoftBank Corp.	3,600	145,348
Software Service, Inc.	500	45,809
Sony Corp.	5,600	391,591
Sony Financial Holdings, Inc.	12,000	276,290
Sumitomo Mitsui Financial Group, Inc.	13,600	478,168
Suzuki Motor Corp.	2,800	128,116
Takeda Pharmaceutical Co. Ltd.	9,561	367,175
Techno Medica Co. Ltd.	500	9,526
The Monogatari Corp.	280	22,486
TKC Corp.	700	34,658
Tocalo Co. Ltd.	2,500	24,904
Tokio Marine Holdings, Inc.	7,500	407,109
Tokyo Electron Ltd.	900	197,952
Toyota Motor Corp.	14,800	1,029,010
USS Co. Ltd.	22,000	399,292
Welcia Holdings Co. Ltd.	500	27,457
Workman Co. Ltd.	500	40,292
Yamada Consulting Group Co. Ltd.	700	9,558
Yamato Kogyo Co. Ltd.	600	14,536

TOTAL JAPAN		14,150,381

Kenya - 0.1%
Safaricom Ltd.	494,500	150,125
Korea (South) - 3.3%
BGF Retail Co. Ltd.	735	100,812
Leeno Industrial, Inc.	264	17,800
Samsung Electronics Co. Ltd.	54,077	2,496,847
Shinhan Financial Group Co. Ltd.	19,630	638,367

TOTAL KOREA (SOUTH)		3,253,826

Mexico - 0.8%
CEMEX S.A.B. de CV sponsored ADR	102,800	415,312
Grupo Financiero Banorte S.A.B. de CV Series O	67,100	412,248

TOTAL MEXICO		827,560

Netherlands - 2.4%
Aalberts Industries NV	2,800	122,723
AerCap Holdings NV (b)	4,100	232,101
ASML Holding NV (Netherlands)	4,700	1,318,996
ING Groep NV (Certificaten Van Aandelen)	29,076	315,684
Koninklijke Philips Electronics NV	5,247	240,299
Prosus NV (b)	2,050	148,304
Takeaway.com Holding BV (a)(b)	330	31,145

TOTAL NETHERLANDS		2,409,252

New Zealand - 0.2%
Auckland International Airport Ltd.	27,737	154,388
Norway - 0.4%
Adevinta ASA Class B	12,777	155,859
Kongsberg Gruppen ASA	4,200	65,297
Schibsted ASA (B Shares)	5,633	160,454
Skandiabanken ASA (a)	3,000	22,864

TOTAL NORWAY		404,474

Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	27,763	358,976
Philippines - 0.3%
Ayala Land, Inc.	375,000	304,053
Jollibee Food Corp.	5,950	22,238

TOTAL PHILIPPINES		326,291

Portugal - 0.2%
Galp Energia SGPS SA Class B	10,592	160,051
Russia - 1.8%
Lukoil PJSC sponsored ADR	6,400	652,800
MMC Norilsk Nickel PJSC sponsored ADR	18,800	607,616
Sberbank of Russia sponsored ADR	34,300	548,800

TOTAL RUSSIA		1,809,216

Singapore - 0.7%
CapitaLand Ltd.	142,800	376,303
United Overseas Bank Ltd.	16,000	298,434

TOTAL SINGAPORE		674,737

South Africa - 0.7%
Clicks Group Ltd.	16,699	271,795
Impala Platinum Holdings Ltd. (b)	25,763	242,893
Naspers Ltd. Class N	1,050	170,306

TOTAL SOUTH AFRICA		684,994

Spain - 1.7%
Amadeus IT Holding SA Class A	8,800	691,178
Banco Santander SA (Spain)	168,930	665,736
Cellnex Telecom SA (a)	3,600	179,347
Masmovil Ibercom SA (b)	1,005	21,066
Prosegur Compania de Seguridad SA (Reg.)	28,776	113,486
Unicaja Banco SA (a)	60,300	60,288

TOTAL SPAIN		1,731,101

Sweden - 2.6%
Addlife AB	1,814	55,210
AddTech AB (B Shares)	3,000	92,086
ASSA ABLOY AB (B Shares)	31,800	754,814
Atlas Copco AB (A Shares)	14,200	504,461
Epiroc AB Class A	19,900	230,898
Ericsson (B Shares)	38,000	298,772
Fagerhult AB	3,981	24,605
Investor AB (B Shares)	8,355	458,415
Lagercrantz Group AB (B Shares)	4,400	71,757
Loomis AB (B Shares)	3,500	127,029
Saab AB (B Shares)	900	29,280

TOTAL SWEDEN		2,647,327

Switzerland - 4.8%
Nestle SA (Reg. S)	16,576	1,828,212
Roche Holding AG (participation certificate)	3,744	1,255,995
Schindler Holding AG:
(participation certificate)	1,659	429,563
(Reg.)	150	37,375
Swiss Life Holding AG	371	186,964
Tecan Group AG	240	67,973
UBS Group AG	26,589	328,906
Zurich Insurance Group Ltd.	1,612	670,607

TOTAL SWITZERLAND		4,805,595

Taiwan - 3.3%
Addcn Technology Co. Ltd.	3,772	28,806
Realtek Semiconductor Corp.	49,000	391,527
Sporton International, Inc.	34,000	221,694
Taiwan Semiconductor Manufacturing Co. Ltd.	194,035	1,990,315
Unified-President Enterprises Corp.	101,000	239,307
Yageo Corp.	35,000	436,616

TOTAL TAIWAN		3,308,265

United Kingdom - 8.2%
Alliance Pharma PLC	33,014	37,884
Anglo American PLC (United Kingdom)	11,200	293,662
Ascential PLC (a)	5,762	27,787
AstraZeneca PLC (United Kingdom)	3,689	360,886
Aviva PLC	49,624	260,054
Avon Rubber PLC	2,300	75,777
BAE Systems PLC	15,900	132,176
Beazley PLC	15,800	112,978
BHP Billiton PLC	41,465	902,553
Bodycote PLC	2,400	27,144
BP PLC	157,858	950,322
British American Tobacco PLC (United Kingdom)	5,973	263,379
Dechra Pharmaceuticals PLC	2,600	97,643
DP Poland PLC (b)	52,800	5,403
Elementis PLC	18,135	30,629
Great Portland Estates PLC	2,406	29,585
Hilton Food Group PLC	1,854	25,853
Howden Joinery Group PLC	3,900	35,452
Imperial Brands PLC	8,848	227,927
Informa PLC	36,683	375,312
InterContinental Hotel Group PLC ADR	7,725	474,238
ITE Group PLC	37,900	49,196
Lloyds Banking Group PLC	721,968	538,975
London Stock Exchange Group PLC	2,900	299,688
Network International Holdings PLC (a)	5,700	45,763
Prudential PLC	22,240	395,436
Rightmove PLC	28,400	246,689
Royal Dutch Shell PLC Class B sponsored ADR	8,400	447,552
RSA Insurance Group PLC	29,000	210,773
Shaftesbury PLC	1,404	16,667
Spectris PLC	10,370	362,332
Spirax-Sarco Engineering PLC	1,399	164,786
Standard Chartered PLC (United Kingdom)	46,138	384,438
Standard Life PLC	61,559	245,085
Ultra Electronics Holdings PLC	1,301	38,792

TOTAL UNITED KINGDOM		8,192,816

United States of America - 6.9%
Alphabet, Inc. Class A (b)	178	255,035
Aspen Technology, Inc. (b)	1,000	118,980
Autoliv, Inc.	2,974	227,898
Berkshire Hathaway, Inc. Class B (b)	1,516	340,236
Black Knight, Inc. (b)	4,100	274,372
ConocoPhillips Co.	2,400	142,632
Lam Research Corp.	900	268,389
Marsh & McLennan Companies, Inc.	4,400	492,184
Martin Marietta Materials, Inc.	1,310	345,578
MasterCard, Inc. Class A	2,980	941,501
Moody's Corp.	1,800	462,222
Morningstar, Inc.	200	31,378
MSCI, Inc.	1,700	485,860
PayPal Holdings, Inc. (b)	1,000	113,890
PriceSmart, Inc.	1,525	93,422
ResMed, Inc.	3,160	502,345
S&P Global, Inc.	1,450	425,909
Sherwin-Williams Co.	870	484,581
Visa, Inc. Class A	4,457	886,809

TOTAL UNITED STATES OF AMERICA		6,893,221

TOTAL COMMON STOCKS
(Cost $80,078,869)		97,289,333

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.8%
Itau Unibanco Holding SA	43,055	329,955
Petroleo Brasileiro SA - Petrobras sponsored ADR	30,767	434,122

TOTAL BRAZIL		764,077

Germany - 0.5%
Porsche Automobil Holding SE (Germany)	7,076	477,142
Sartorius AG (non-vtg.)	250	58,391

TOTAL GERMANY		535,533

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,353,648)		1,299,610

Money Market Funds - 1.0%
Fidelity Cash Central Fund 1.58% (c)
(Cost $1,016,058)	1,015,858	1,016,062
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $82,448,575)		99,605,005
NET OTHER ASSETS (LIABILITIES) - 0.4%		362,079
NET ASSETS - 100%		$99,967,084

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $697,291 or 0.7% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,589
Total	$3,589

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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